Financial risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Probable scenario for future interest rate (percent)	12.40%
CDI (percent)	13.65%
Change in interest rate due to adopted scenario (percent)	12.40%
Cash and cash equivalents	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955
Financial investments	1,103,299	782,647
Deposits	11,995,288	R$ 3,133,996	R$ 766,086
Interbank deposit	2,101,152
Corporate securities	88,074
Balances with banks	7,470,978
Certificate of Deposit
Disclosure of credit risk exposure [line items]
Deposits	9,806,062
Certificate of Deposit - related party	R$ 533,186
Interest rate risk | Certificate of Deposit
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	117.00%
Interest rate risk | Certificate of Deposit - related party
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	109.00%
Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	111.00%
Interest rate risk | Corporate Securities
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	141.00%
Interest rate risk | Short-term investment
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Financial investments
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk | Bank accounts
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	69.00%
Scenario with maintaining of CDI (13.65%) | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (2,284,096)
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Certificate of Deposit
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,566,077)
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Certificate of Deposit - related party
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(79,330)
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(318,356)
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Corporate Securities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(16,951)
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Short-term investment
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	249,672
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	150,600
Scenario with maintaining of CDI (13.65%) | Interest rate risk | Bank accounts
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(703,654)
Probable scenario with decrease to 12.40% | Interest rate risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(2,074,930)
Probable scenario with decrease to 12.40% | Interest rate risk | Certificate of Deposit
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(1,422,663)
Probable scenario with decrease to 12.40% | Interest rate risk | Certificate of Deposit - related party
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(72,065)
Probable scenario with decrease to 12.40% | Interest rate risk | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(289,203)
Probable scenario with decrease to 12.40% | Interest rate risk | Corporate Securities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(15,399)
Probable scenario with decrease to 12.40% | Interest rate risk | Short-term investment
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	226,808
Probable scenario with decrease to 12.40% | Interest rate risk | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	136,809
Probable scenario with decrease to 12.40% | Interest rate risk | Bank accounts
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (639,217)